Trading revenues (Tables)	12 Months Ended
Dec. 31, 2016
Trading revenues
in	2016	2015	2014
Trading revenues (CHF million)
Interest rate products	6,231	2,965	5,888
Foreign exchange products	(2,529)	(1,121)	(4,398)
Equity/index-related products	(1,796)	(259)	275
Credit products	(2,124)	1	265
Commodity and energy products	177	(46)	(228)
Other products	354	(200)	224
Trading revenues	313	1,340	2,026
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	2016	2015	2014
Trading revenues (CHF million)
Interest rate products	6,232	2,947	5,661
Foreign exchange products	(2,531)	(1,127)	(4,405)
Equity/index-related products	(1,738)	(276)	273
Credit products	(2,124)	1	265
Commodity and energy products	177	(46)	(228)
Other products	354	(201)	224
Total	370	1,298	1,790
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.